ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ (3,836)	$ (1,686)	$ (5,227)
Translation adjustment for year	(49)	(137)	759
Net unrealized gains (losses) for the year	(894)	(11,438)	2,782
Other-than-temporary impairment		9,425
Balance	(4,779)	(3,836)	(1,686)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	226	2,239	(543)
Translation adjustment for year	0	0	0
Net unrealized gains (losses) for the year	(894)	(11,438)	2,782
Other-than-temporary impairment		9,425
Balance	(668)	226	2,239
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(4,062)	(3,925)	(4,684)
Translation adjustment for year	(49)	(137)	759
Net unrealized gains (losses) for the year	0	0	0
Other-than-temporary impairment		0
Balance	$ (4,111)	$ (4,062)	$ (3,925)